CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		CNY (¥) shares	USD ($) shares	Ordinary Shares Class A Ordinary Shares CNY (¥) shares		Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Ordinary Shares Class C Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)
Beginning Balance at Dec. 31, 2021		¥ 6,420,459		¥ 609		¥ 305	¥ 7		¥ 12,954,163	¥ (6,538,947)	¥ 4,322
Beginning Balance, Shares at Dec. 31, 2021 | shares				92,416,377	[1]	47,240,103	11,287,336
Net loss		(2,467,937)								(2,467,937)
Repurchase of ordinary shares value		(217,920)						¥ (217,920)
Repurchase of ordinary shares | shares								(5,699,315)
Issuance of ordinary shares upon exercise of options		2,864		¥ 0					2,864
Issuance of ordinary shares upon exercise of options Shares | shares	[1]			3,971,624
Share-based compensation		174,236							174,236
Foreign currency translation adjustments		(30,030)									(30,030)
Ending Balance at Dec. 31, 2022		3,881,672		¥ 609		¥ 305	¥ 7	¥ (217,920)	13,131,263	(9,006,884)	(25,708)
Ending Balance, Shares at Dec. 31, 2022 | shares								(5,699,315)
Ending Balance, Shares at Dec. 31, 2022 | shares				96,388,001	[1]	47,240,103	11,287,336
Net loss		(156,250)								(156,250)
Repurchase of ordinary shares value		(160,068)						¥ (160,068)
Repurchase of ordinary shares | shares								(6,541,148)
Issuance of ordinary shares upon exercise of options		2,822		¥ 0					2,822
Issuance of ordinary shares upon exercise of options Shares | shares	[1]			3,648,341
Share-based compensation		134,402							134,402
Foreign currency translation adjustments		8,883									8,883
Ending Balance at Dec. 31, 2023		¥ 3,711,461		¥ 609		¥ 305	¥ 7	¥ (377,988)	13,268,487	(9,163,134)	(16,825)
Ending Balance, Shares at Dec. 31, 2023 | shares		12,240,463	12,240,463					(12,240,463)
Ending Balance, Shares at Dec. 31, 2023 | shares				100,036,342	[1]	47,240,103	11,287,336
Net loss		¥ (8,229)	$ (1,128)							(8,229)
Repurchase of ordinary shares value		(184,295)						¥ (184,295)
Repurchase of ordinary shares | shares								(6,866,106)
Treasury shares issued to depositary bank for share incentive plan				¥ (19)				¥ 78,477	(78,458)
Treasury shares issued to depositary bank for share incentive plan, shares | shares				(2,666,667)	[1]			2,666,667
Issuance of ordinary shares upon exercise of options		¥ 1,518		¥ 33					1,485
Issuance of ordinary shares upon exercise of options Shares | shares		4,594,339	4,594,339	4,594,339
Issuance of ordinary shares upon vesting of restricted shares				¥ 18					(18)
Issuance of ordinary shares upon vesting of restricted shares Shares | shares	[1]			2,500,001
Share-based compensation		¥ 166,741							166,741
Foreign currency translation adjustments		7,356									7,356
Ending Balance at Dec. 31, 2024		¥ 3,694,552	$ 506,152	¥ 641		¥ 305	¥ 7	¥ (483,806)	¥ 13,358,237	¥ (9,171,363)	¥ (9,469)
Ending Balance, Shares at Dec. 31, 2024 | shares		16,439,902	16,439,902					(16,439,902)
Ending Balance, Shares at Dec. 31, 2024 | shares				104,464,015	[1]	47,240,103	11,287,336

[1]	The number of Class A Ordinary shares herein does not include shares nominally held by depositary bank for future issuance under the Company’s Share Incentive Plan.